Trade and other receivables - Schedule of movement in provision for trade receivable (Details) - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivable [Line Items]
At January 1	$ 2.1	$ 4.8
Charge in the year	2.7	1.3
Utilized in the year	(0.8)	(3.6)
Exchange difference	0.1	(0.4)
At December 31	$ 4.1	$ 2.1